Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings
Schedule of borrowings

	June 30,	December 31,
	2025	2024
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,828	1,683

Total borrowings	4,727	4,582
Current portion	4,727	4,582
Total non-current borrowings	—	—